Recent Accounting Standards Update (ASU)	12 Months Ended
Dec. 31, 2018
Recent Accounting Standards Update (ASU) [Abstract]
Recent Accounting Standards Update (ASU)

3.  RECENT ACCOUNTING STANDARDS UPDATE (“asu”)

New Accounting Standards Adopted in 2018

ASU 2014-09, Revenue from Contracts with Customers (Topic 606)

Issued: May 2014

Summary: The amendments in this Update establish a comprehensive revenue recognition standard for virtually all industries under U.S. GAAP, including those that previously followed industry-specific guidance. The revenue standard’s core principle requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To accomplish this objective, the standard requires five basic steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. ASU 2015-14 deferred the effective date of the new revenue recognition standard by one year. As a result, the standard was effective for public entities in fiscal years beginning after December 15, 2017.

The Company adopted the ASU 2014-09 on January 1, 2018 and elected the modified retrospective transition method. Because the amended guidance does not apply to revenue associated with financial instruments accounted for under other U.S. GAAP, the Company assessed the effect the guidance had on the recognition processes of certain recurring revenue streams related to non-interest income. The Company did not identify any significant changes in the timing of revenue recognition when considering the amended accounting guidance. Additional disclosures related to revenue recognition appear in Note 21.

ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.

Issued: February 2018

Summary:    The Update allows entities to reclassify from accumulated other comprehensive income (“AOCI”) to retained earnings the 'stranded' tax effects of accounting for income tax rate changes on items accounted for in AOCI that were impacted by tax reform enacted in December 2017. Because the impact of tax rate changes is recorded in income, items accounted for in AOCI could be left with a stranded tax effect appearing as though those items do not reflect the appropriate tax rate. The FASB's changes were intended to improve the usefulness of information reported to financial statement users.

Effective Date:  The changes are effective for years beginning after December 31, 2018, with early adoption permitted. The Company elected to adopt the changes in the first quarter of 2018, as of December 31, 2017. The amount transferred from AOCI to retained earnings totaled $588,000 and represented the impact of the Company’s corporate tax rate change from 34% to 21% at the date of enactment of the tax reform for the unrealized gains and losses on securities and the defined benefit plan accounted for in AOCI.

ASU 2016-01, Measurement of Financial Instruments

Issued: January 2016

Summary: The amendments in this Update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those changes accounted for under the equity method of accounting or those that result in consolidation of the investee). The amendments in this Update also require an entity to present separately in AOCI the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the Update emphasizes the existing requirement to use exit prices to measure fair value for disclosure purposes and clarifies that entities should not make use of a practicability exception in determining the fair value of loans.  Accordingly, we refined the calculations used to determine the disclosed fair value of our loans as part of adopting this standard. The redefined calculation did not have a significant impact on our fair value disclosures.

Effective Date: For public entities, the amendments in the Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company currently holds a small portfolio of equity investments for which the fair value fluctuates with market activity. The Company adopted ASU 2016-01 on January 1, 2018. As of this date, the Company had $197,000 in unrealized gains on equity securities (see Note 6). The adoption of this Update resulted in a reclassification of $156,000 from other comprehensive loss to retained earnings. The Company recorded a decline of $1,000 during the year ended December 31, 2018 for the change in fair value of equity securities on the consolidated statements of income.

ASU 2018-03, Technical Corrections and Improvements to Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities

Issued: February 2018

Summary: The FASB issued this Update to clarify certain aspects of the guidance on recognizing and measuring financial assets and liabilities in ASU 2016-01:

•	Clarification regarding the ability to discontinue application of the measurement alternative for equity securities without a readily determinable fair value;
•	Clarification of the measurement date for fair value adjustments to the carrying amount of equity securities without a readily determinable fair value for which the measurement alternative is elected;
•

Clarification of the unit of account for fair value adjustments to forward contracts and purchased options on equity securities without a readily determinable fair value for which the measurement alternative is expected to be elected;

•	Presentation requirements for certain hybrid financial liabilities for which the fair value option is elected;
•	Measurement of financial liabilities denominated in a foreign currency for which the fair value option is elected; and
•	Transition guidance for equity securities without a readily determinable fair value.

The amendments in ASU 2018-03 are effective for public business entities for fiscal years beginning after December 15, 2017 and for interim periods within those fiscal years beginning after June 15, 2018. For all other entities, the effective date is the same as the effective date for ASU 2016-01. All entities may early adopt the amendments, including adoption in an interim period, provided they have already adopted ASU 2016-01. The Company adopted this Update in conjunction with the adoption of ASU 2016-01 on January 1, 2018. The adoption had no material impact to the Company’s consolidated financial position or results of operations.

ASU 2017-09, Scope of Modification Accounting

Issued: May 2017

Summary: ASU 2017-09 clarifies Topic 718 such that an entity must apply modification accounting to changes in the terms or conditions of a share-based payment award unless all of the following criteria are met:

1.

The fair value of the modified award is the same as the fair value of the original award immediately before the modification.  The standard indicates that if the modification does not affect any of the inputs to the valuation technique used to value the award, the entity is not required to estimate the value immediately before and after the modification.

2.	The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the modification.
3.	The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the modification.

Effective Date: The amendments were effective for all entities for fiscal years beginning after December 15, 2017, including interim periods within those years. The Company adopted ASU 2017-09 on January 1, 2018 and it had no material impact on the Company’s consolidated financial position or results of operations.

ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

Issued: March 2017

Summary: ASU 2017-08 shortens the amortization period for premiums on purchased callable debt securities to the earliest call date, rather than amortizing over the full contractual term. The ASU does not change the accounting for securities held at a discount.

Effective Date: The amendments are effective for public business entities for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company chose to early adopt this standard, and the financial statements as of, and for the year ended, December 31, 2017 reflected the impact of premium amortization on callable debt securities to the earliest call date. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

Issued: March 2017

Summary: ASU 2017-07 requires that an employer disaggregate the service cost component from the other components of net benefit cost. The amendments also provide explicit guidance on how to present the service cost component and the other components of net benefit cost in the income statement and allows only the service cost component of net benefit cost to be eligible for capitalization.

Effective Date: The amendments were effective for public business entities for fiscal years beginning after December 15, 2017. The Company adopted this Update on January 1, 2018, and it had no impact on the Company’s consolidated financial position and results of operations because the Company’s defined benefit plan is frozen; therefore, there is no service cost component to consider. The cost for other components related to the defined benefit plan are recorded in employee benefits expense on the consolidated statements of income.

ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments

Issued: August 2016

Summary: ASU 2016-15 clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments are intended to reduce diversity in practice.

Effective Date: The amendments were effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company adopted this Update on January 1, 2018 and it did not have a material impact on the Company’s consolidated financial position or results of operations.

Pending Accounting Standards

ASU 2016-02, Leases

Issued: February 2016

Summary: The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement.

In July 2018, the FASB issued ASU-2018-10, Codification Improvements to Topic 842, Leases. ASU 2018-10 clarifies the intended application of certain narrow aspects of the guidance in ASU 2016-02. The amendments are similar in nature to those in the FASB’s ongoing project to make improvements to clarify the Codification or correct unintended application of the guidance. Key amendments in this ASU include:

•	Updating the definition of Rate Implicit in the Lease to clarify that the rate cannot be less than zero;
•	Clarifying application of guidance for lessors when determining impairment of net investment in the lease;
•	Clarifying whether lessors and lessees should recognize certain transition adjustments to earnings rather than through equity;
•	Clarifying certain transition guidance for amounts previously recognized in business combinations.

In July 2018, the FASB also issued ASU 2018-11, Leases (Topic 842): Targeted Improvements. ASU 2018-11 provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption.

ASU 2018-11 also provides lessors with a practical expedient, by class of underlying asset, to elect not to separate nonlease components from the associated lease component and, instead, to account for those components as a single component if the nonlease components otherwise would be accounted for under the new revenue guidance (Topic 606) and both the timing and pattern of transfer of the nonlease component(s) and associated lease component are the same, and the lease component, if accounted for separately, would be classified as an operating lease. If the nonlease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with Topic 606. Otherwise, the entity must account for the combined component as an operating lease in accordance with Topic 842.

Effective Date: ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The effective date and transition requirements of ASU 2018-10 and ASU 2018-11 are the same as the effective date and transition requirements in Topic 842.

The Company adopted ASU 2016-02 on January 1, 2019 using the optional transition method. The Company also elected the following practical expedients: the package of practical expedients, combining lease and nonlease components by class of underlying asset, and using hindsight in determining the lease terms. The adoption of this standard resulted in the recording of a ROU asset of $519,000 and a lease liability of $510,000 as of January 1, 2019 for the Company’s four operating lease obligations. The adoption of this standard is not expected to have a material impact on the Company’s operations, cash flows or capital ratios, nor should it cause the Company to no longer be well capitalized.

ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Topic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans

Issued: August 2018

Summary: ASU 2018-14 modifies the disclosure requirements under ASC 715-20 for employers that sponsor defined benefit pension or other postretirement plans. Those modifications include the removal and addition of disclosure requirements as well as clarifying specific disclosure requirements.

Effective Date: The amendments are effective for public business entities for fiscal years ending after December 15, 2020. For all other entities, the amendments are effective for annual reporting periods ending after December 15, 2021. Early adoption is permitted. This Update will have no impact on the Company’s consolidated financial position and results of operations because in August 2018, Juniata’s Board of Directors resolved to terminate the Company’s defined benefit retirement plan, The Juniata Valley Bank Retirement Plan, effective November 30, 2018. All participants have been properly notified and settlement of all obligations is expected to occur in mid-2019. See Note 22 for additional information.

ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement

Issued: August 2018

Summary: ASU 2018-13 modifies the disclosure requirements for fair value measurements required under ASC 820. Those modifications include the removal and addition of disclosure requirements as well as clarifying specific disclosure requirements.

Effective Date: The amendments become effective for all entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted upon issuance of this ASU. An entity is permitted to early adopt all disclosure requirements in the ASU or early adopt only the removed and modified disclosures and delay adoption of the additional disclosures until their effective date. This Update is not expected to have an impact on the Company’s consolidated financial position or results of operations.

ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

Issued: August 2017

Summary: ASU 2017-12 improves Topic 815 by simplifying and expanding the eligible hedging strategies for financial and nonfinancial risks by more closely aligning hedge accounting with a company’s risk management activities, and also simplifies its application through targeted improvements in key practice areas. This includes expanding the list of items eligible to be hedged and amending the methods used to measure the effectiveness of hedging relationships. In addition, the ASU prescribes how hedging results should be presented and requires incremental disclosures. These changes are intended to allow preparers more flexibility and to enhance the transparency of how hedging results are presented and disclosed. Further, the new standard provides partial relief on the timing of certain aspects of hedge documentation and eliminates the requirement to recognize hedge ineffectiveness separately in earnings in the current period.

Effective Date: The amendments are effective for public business entities, for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted in any interim period after issuance of the amendments for existing hedging relationships on the date of adoption. This Update will have no impact on the Company’s consolidated financial position and results of operations.

ASU 2017-04, Simplifying the Test for Goodwill Impairment

Issued: January 2017

Summary: ASU 2017-04 eliminates the requirement of Step 2 in the current guidance to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value in Step 1 of the current guidance.

Effective Date: The amendments are effective for public business entities for fiscal years beginning after December 15, 2019. The adoption of this Update is not expected to have an impact on the Company’s consolidated financial position and results of operations.

ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

Issued: June 2016

Summary: ASU 2016-13 requires credit losses on most financial assets to be measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (“CECL”) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument.

The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for credit losses for purchased financial assets with a more-than insignificant amount of credit deterioration since origination (“PCD assets”), should be determined in a similar manner to other financial assets measured on an amortized cost basis. However, upon initial recognition, the allowance for credit losses is added to the purchase price (“gross up approach”) to determine the initial amortized cost basis. The subsequent accounting for PCD financial assets is the same expected loss model described above.

Further, the ASU made certain targeted amendments to the existing impairment model for available for sale (AFS) debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis.

Effective Date: The new standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. While the Company’s senior management is currently in the process of evaluating the impact of the amended guidance on its consolidated financial statements and disclosures, it currently expects the ALLL to increase upon adoption given that the allowance will be required to cover the full remaining expected life of the portfolio, rather than the incurred loss under current U.S. GAAP. The extent of this increase is still being evaluated and will depend on economic conditions and the composition of the Company’s loan portfolio at the time of adoption. In preparation, the Company has taken steps to prepare for the implementation when it becomes effective by forming an internal taskforce, gathering pertinent data, participating in training courses, and partnering with a software provider that specializes in ALLL analysis, as well as assessing the sufficiency of data currently available through its core database.